Retirement and Post-retirement Employee Benefit Plans	12 Months Ended
Sep. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement and Post-Retirement Employee Benefit Plans
Retirement and Post-Retirement Employee Benefit Plans
We have both funded and unfunded noncontributory defined benefit plans that together cover most of our employees. We also maintain post-retirement plans that provide health care benefits to retired employees. Finally, we sponsor a defined contribution plan that cover substantially all employees. These plans are discussed in further detail below.
As a rate regulated entity, we generally recover our pension costs in our rates over a period of up to 15 years. The amounts that have not yet been recognized in net periodic pension cost that have been recorded as regulatory assets are as follows:

	Defined Benefits Plan	Supplemental Executive Retirement Plans	Postretirement Plans	Total
	(In thousands)
September 30, 2016
Unrecognized prior service credit	$(1,509)	$—	$(2,880)	$(4,389)
Unrecognized actuarial (gain) loss	127,028	51,558	(54,298)	124,288
	$125,519	$51,558	$(57,178)	$119,899
September 30, 2015
Unrecognized transition obligation	$—	$—	$82	$82
Unrecognized prior service credit	(1,735)	—	(4,524)	(6,259)
Unrecognized actuarial (gain) loss	120,948	36,915	(47,149)	110,714
	$119,213	$36,915	$(51,591)	$104,537

Defined Benefit Plans
Employee Pension Plan
Prior to December 31, 2014, we maintained two defined benefit plans: the Atmos Energy Corporation Pension Account Plan (the Plan) and the Atmos Energy Corporation Retirement Plan for Mississippi Valley Gas Union Employees (the Union Plan) (collectively referred to as the Plans). The assets of the Plans were held within the Atmos Energy Corporation Master Retirement Trust (the Master Trust). In June 2014, active collectively bargained employees of Atmos Energy’s Mississippi Division voted to decertify the union. As a result of this vote, effective January 1, 2015, active participants of the Union Plan became participants in the Plan. Opening account balances were established at the time of transfer equal to the present value of their respective accrued benefits under the Union Plan at December 31, 2014. Additionally, effective January 1, 2015, current retirees in the Union Plan as well as those participants who terminated and were vested in the Union Plan were transferred to the Plan with the same provisions that were in place at the time of their retirement or termination.
The Plan is a cash balance pension plan that was established effective January 1999 and covers most of the employees of Atmos Energy’s regulated operations that were hired before September 30, 2010. The plan was closed to new participants effective October 1, 2010.
Opening account balances were established for participants as of January 1999 equal to the present value of their respective accrued benefits under the pension plans which were previously in effect as of December 31, 1998. The Plan credits an allocation to each participant’s account at the end of each year according to a formula based on the participant’s age, service and total pay (excluding incentive pay). In addition, at the end of each year, a participant’s account is credited with interest on the employee’s prior year account balance. Participants are fully vested in their account balances after three years of service and may choose to receive their account balances as a lump sum or an annuity.
Generally, our funding policy is to contribute annually an amount in accordance with the requirements of the Employee Retirement Income Security Act of 1974, including the funding requirements under the Pension Protection Act of 2006 (PPA). However, additional voluntary contributions are made from time to time as considered necessary. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.
During fiscal 2016 and 2015 we contributed $15.0 million and $38.0 million in cash to the Plan to achieve a desired level of funding while maximizing the tax deductibility of this payment. Based upon market conditions at September 30, 2016, the current funded position of the Plan and the funding requirements under the PPA, we do not anticipate a minimum required contribution for fiscal 2017. However, we may consider whether a voluntary contribution is prudent to maintain certain funding levels.
We make investment decisions and evaluate performance of the assets in the Master Trust on a medium-term horizon of at least three to five years. We also consider our current financial status when making recommendations and decisions regarding the Master Trust’s assets. Finally, we strive to ensure the Master Trust’s assets are appropriately invested to maintain an acceptable level of risk and meet the Master Trust’s long-term asset investment policy adopted by the Board of Directors.
To achieve these objectives, we invest the Master Trust’s assets in equity securities, fixed income securities, interests in commingled pension trust funds, other investment assets and cash and cash equivalents. Investments in equity securities are diversified among the market’s various subsectors in an effort to diversify risk and maximize returns. Fixed income securities are invested in investment grade securities. Cash equivalents are invested in securities that either are short term (less than 180 days) or readily convertible to cash with modest risk.
The following table presents asset allocation information for the Master Trust as of September 30, 2016 and 2015.

	Targeted Allocation Range	Actual Allocation September 30
Security Class		2016	2015
Domestic equities	35%-55%	40.5%	41.3%
International equities	10%-20%	15.5%	14.9%
Fixed income	5%-30%	11.2%	11.0%
Company stock	0%-15%	15.1%	15.2%
Other assets	0%-20%	17.7%	17.6%

At September 30, 2016 and 2015, the Plan held 956,700 and 1,169,700 shares of our common stock which represented 15.1 percent and 15.2 percent of total Plan assets. These shares generated dividend income for the Plan of approximately $1.8 million during fiscal 2016 and 2015.
Our employee pension plan expenses and liabilities are determined on an actuarial basis and are affected by numerous assumptions and estimates including the market value of plan assets, estimates of the expected return on plan assets and assumed discount rates and demographic data. We review the estimates and assumptions underlying our employee pension plans annually based upon a September 30 measurement date. The development of our assumptions is fully described in our significant accounting policies in Note 2. The actuarial assumptions used to determine the pension liability for the Plan was determined as of September 30, 2016 and 2015 and the actuarial assumptions used to determine the net periodic pension cost for the Plan was determined as of September 30, 2015, 2014 and 2013. On October 20, 2016, the Society of Actuaries released its annually-updated mortality improvement scale for pension plans incorporating new assumptions surrounding life expectancies in the United States.  As of September 30, 2016, we updated our assumed mortality rates to incorporate the updated mortality table.

Additional assumptions are presented in the following table:

	Pension Liability		Pension Cost
	2016	2015	2016	2015	2014
Discount rate	3.73%	4.55%	4.55%	4.43%	4.95%
Rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%
Expected return on plan assets	7.00%	7.00%	7.00%	7.25%	7.25%

The following table presents the Plan’s accumulated benefit obligation, projected benefit obligation and funded status as of September 30, 2016 and 2015:

	2016	2015
	(In thousands)
Accumulated benefit obligation	$516,924	$485,921
Change in projected benefit obligation:
Benefit obligation at beginning of year	$508,599	$493,594
Service cost	16,419	16,231
Interest cost	23,193	21,850
Actuarial loss	41,847	7,420
Benefits paid(1)	(44,578)	(30,496)
Benefit obligation at end of year	545,480	508,599
Change in plan assets:
Fair value of plan assets at beginning of year	450,932	434,767
Actual return on plan assets	52,596	8,661
Employer contributions	15,000	38,000
Benefits paid(1)	(44,578)	(30,496)
Fair value of plan assets at end of year	473,950	450,932
Reconciliation:
Funded status	(71,530)	(57,667)
Unrecognized prior service cost	—	—
Unrecognized net loss	—	—
Accrued pension cost	$(71,530)	$(57,667)

(1)	Includes $12.8 million of one-time payments to eligible deferred vested participants who elected to receive a lump-sum payout of their pension benefits during fiscal 2016.

Net periodic pension cost for the Plan for fiscal 2016, 2015 and 2014 is recorded as operating expense and included the following components:

	Fiscal Year Ended September 30
	2016	2015	2014
	(In thousands)
Components of net periodic pension cost:
Service cost	$16,419	$16,231	$15,345
Interest cost	23,193	21,850	22,330
Expected return on assets	(27,522)	(25,744)	(23,601)
Amortization of prior service credit	(226)	(192)	(136)
Recognized actuarial loss	10,693	13,322	13,777
Net periodic pension cost	$22,557	$25,467	$27,715

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of September 30, 2016 and 2015. As required by authoritative accounting literature, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement. The methods used to determine fair value for the assets held by the Plan are fully described in Note 2. In addition to the assets shown below, the Plan had net accounts receivable of $2.6 million and $2.4 million at September 30, 2016 and 2015 which materially approximates fair value due to the short-term nature of these assets.

	Assets at Fair Value as of September 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Investments:
Common stocks	$157,111	$—	$—	$157,111
Money market funds	—	11,522	—	11,522
Registered investment companies	87,396	—	—	87,396
Common/collective trusts	—	105,124	—	105,124
Government securities:
Mortgage-backed securities	—	15,223	—	15,223
U.S. treasuries	4,704	863	—	5,567
Corporate bonds	—	31,929	—	31,929
Limited partnerships	—	57,438	—	57,438
Total investments at fair value	$249,211	$222,099	$—	$471,310

	Assets at Fair Value as of September 30, 2015
	Level 1	Level 2	Level 3	Total
	(In thousands)
Investments:
Common stocks	$159,304	$—	$—	$159,304
Money market funds	—	11,787	—	11,787
Registered investment companies	81,960	—	—	81,960
Common/collective trusts	—	93,081	—	93,081
Government securities:
Mortgage-backed securities	—	14,359	—	14,359
U.S. treasuries	5,279	805	—	6,084
Corporate bonds	—	28,973	—	28,973
Limited partnerships	—	52,996	—	52,996
Total investments at fair value	$246,543	$202,001	$—	$448,544

Supplemental Executive Retirement Plans
We have three nonqualified supplemental plans which provide additional pension, disability and death benefits to our officers, division presidents and certain other employees of the Company.
The first plan is referred to as the Supplemental Executive Benefits Plan (SEBP) and covers our officers, division presidents and certain other employees of the Company who were employed on or before August 12, 1998. The SEBP is a defined benefit arrangement which provides a benefit equal to 75 percent of covered compensation under which benefits paid from the underlying qualified defined benefit plan are an offset to the benefits under the SEBP.
In August 1998, we adopted the Supplemental Executive Retirement Plan (SERP) (formerly known as the Performance-Based Supplemental Executive Benefits Plan), which covers all officers or division presidents selected to participate in the plan between August 12, 1998 and August 5, 2009. The SERP is a defined benefit arrangement which provides a benefit equal to 60 percent of covered compensation under which benefits paid from the underlying qualified defined benefit plan are an offset to the benefits under the SERP.
Effective August 5, 2009, we adopted a new defined benefit Supplemental Executive Retirement Plan (the 2009 SERP), for corporate officers, division presidents or any other employees selected at the discretion of the Board. Under the 2009 SERP, a nominal account has been established for each participant, to which the Company contributes at the end of each calendar year an amount equal to ten percent of the total of each participant’s base salary and cash incentive compensation earned during each prior calendar year, beginning December 31, 2009. The benefits vest after three years of service and attainment of age 55 and earn interest credits at the same annual rate as the Company’s Pension Account Plan (currently 4.69%).
On October 2, 2013, due to the retirement of one of our executives, we recognized a settlement loss of $4.5 million associated with our SEBP and made a $16.8 million benefit payment.
Similar to our employee pension plans, we review the estimates and assumptions underlying our supplemental plans annually based upon a September 30 measurement date using the same techniques as our employee pension plans. The actuarial assumptions used to determine the pension liability for the supplemental plans were determined as of September 30, 2016 and 2015 and the actuarial assumptions used to determine the net periodic pension cost for the supplemental plans were determined as of September 30, 2015, 2014 and 2013. These assumptions are presented in the following table:

	Pension Liability		Pension Cost
	2016	2015	2016	2015	2014
Discount rate	3.73%	4.55%	4.55%	4.43%	4.95%
Rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%

The following table presents the supplemental plans’ accumulated benefit obligation, projected benefit obligation and funded status as of September 30, 2016 and 2015:

	2016	2015
	(In thousands)
Accumulated benefit obligation	$137,616	$118,835
Change in projected benefit obligation:
Benefit obligation at beginning of year	$122,393	$113,219
Service cost	2,371	3,971
Interest cost	5,185	4,943
Actuarial loss	17,229	4,811
Benefits paid	(4,604)	(4,551)
Benefit obligation at end of year	142,574	122,393
Change in plan assets:
Fair value of plan assets at beginning of year	—	—
Employer contribution	4,604	4,551
Benefits paid	(4,604)	(4,551)
Fair value of plan assets at end of year	—	—
Reconciliation:
Funded status	(142,574)	(122,393)
Unrecognized prior service cost	—	—
Unrecognized net loss	—	—
Accrued pension cost	$(142,574)	$(122,393)

Assets for the supplemental plans are held in separate rabbi trusts. At September 30, 2016 and 2015, assets held in the rabbi trusts consisted of available-for-sale securities of $41.3 million and $41.7 million, which are included in our fair value disclosures in Note 14.
Net periodic pension cost for the supplemental plans for fiscal 2016, 2015 and 2014 is recorded as operating expense and included the following components:

	Fiscal Year Ended September 30
	2016	2015	2014
	(In thousands)
Components of net periodic pension cost:
Service cost	$2,371	$3,971	$3,607
Interest cost	5,185	4,943	4,966
Amortization of transition asset	—	—	—
Amortization of prior service cost	—	—	—
Recognized actuarial loss	2,586	2,343	1,948
Settlements	—	—	4,539
Net periodic pension cost	$10,142	$11,257	$15,060

Estimated Future Benefit Payments
The following benefit payments for our defined benefit plans, which reflect expected future service, as appropriate, are expected to be paid in the following fiscal years:

	Pension Plan	Supplemental Plans
	(In thousands)
2017	$31,306	$36,604
2018	32,047	14,289
2019	33,674	7,181
2020	35,232	4,395
2021	37,279	4,306
2022-2026	202,442	60,658

Postretirement Benefits
We sponsor the Retiree Medical Plan for Retirees and Disabled Employees of Atmos Energy Corporation (the Atmos Retiree Medical Plan). This plan provides medical and prescription drug protection to all qualified participants based on their date of retirement. The Atmos Retiree Medical Plan provides different levels of benefits depending on the level of coverage chosen by the participants and the terms of predecessor plans; however, we generally pay 80 percent of the projected net claims and administrative costs and participants pay the remaining 20 percent of this cost. Effective January 1, 2015 for employees who had not met the participation requirements by September 30, 2009, the contribution rates for the Company will be limited to a three percent cost increase in claims and administrative costs each year, with the participant responsible for the additional costs.
Generally, our funding policy is to contribute annually an amount in accordance with the requirements of ERISA. However, additional voluntary contributions are made annually as considered necessary. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. We expect to contribute between $10 million and $20 million to our postretirement benefits plan during fiscal 2017.
We maintain a formal investment policy with respect to the assets in our postretirement benefits plan to ensure the assets funding the postretirement benefit plan are appropriately invested to maintain an acceptable level of risk. We also consider our current financial status when making recommendations and decisions regarding the postretirement benefits plan.
We currently invest the assets funding our postretirement benefit plan in diversified investment funds which consist of common stocks, preferred stocks and fixed income securities. The diversified investment funds may invest up to 75 percent of assets in common stocks and convertible securities. The following table presents asset allocation information for the postretirement benefit plan assets as of September 30, 2016 and 2015.

	Actual Allocation September 30
Security Class	2016	2015
Diversified investment funds	97.2%	97.5%
Cash and cash equivalents	2.8%	2.5%

Similar to our employee pension and supplemental plans, we review the estimates and assumptions underlying our postretirement benefit plan annually based upon a September 30 measurement date using the same techniques as our employee pension plans. The actuarial assumptions used to determine the pension liability for our postretirement plan were determined as of September 30, 2016 and 2015 and the actuarial assumptions used to determine the net periodic pension cost for the postretirement plan were determined as of September 30, 2015, 2014 and 2013. The assumptions are presented in the following table:

	Postretirement Liability		Postretirement Cost
	2016	2015	2016	2015	2014
Discount rate	3.73%	4.55%	4.55%	4.43%	4.95%
Expected return on plan assets	4.45%	4.45%	4.45%	4.60%	4.60%
Initial trend rate	7.50%	7.50%	7.50%	7.50%	8.00%
Ultimate trend rate	5.00%	5.00%	5.00%	5.00%	5.00%
Ultimate trend reached in	2022	2021	2021	2020	2020

The following table presents the postretirement plan’s benefit obligation and funded status as of September 30, 2016 and 2015:

	2016	2015
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$267,179	$315,118
Service cost	10,823	15,583
Interest cost	12,424	14,385
Plan participants’ contributions	4,289	4,563
Actuarial gain	(1,052)	(69,962)
Benefits paid	(14,441)	(12,508)
Benefit obligation at end of year	279,222	267,179
Change in plan assets:
Fair value of plan assets at beginning of year	138,009	134,821
Actual return on plan assets	14,528	(8,851)
Employer contributions	16,592	19,984
Plan participants’ contributions	4,289	4,563
Benefits paid	(14,441)	(12,508)
Fair value of plan assets at end of year	158,977	138,009
Reconciliation:
Funded status	(120,245)	(129,170)
Unrecognized transition obligation	—	—
Unrecognized prior service cost	—	—
Unrecognized net loss	—	—
Accrued postretirement cost	$(120,245)	$(129,170)

Net periodic postretirement cost for fiscal 2016, 2015 and 2014 is recorded as operating expense and included the components presented below.

	Fiscal Year Ended September 30
	2016	2015	2014
	(In thousands)
Components of net periodic postretirement cost:
Service cost	$10,823	$15,583	$16,784
Interest cost	12,424	14,385	15,951
Expected return on assets	(6,264)	(6,431)	(5,167)
Amortization of transition obligation	82	272	274
Amortization of prior service credit	(1,644)	(1,644)	(1,450)
Recognized actuarial (gain) loss	(2,167)	—	631
Net periodic postretirement cost	$13,254	$22,165	$27,023

Assumed health care cost trend rates have a significant effect on the amounts reported for the plan. A one-percentage point change in assumed health care cost trend rates would have the following effects on the latest actuarial calculations:

	One-Percentage Point Increase	One-Percentage Point Decrease
	(In thousands)
Effect on total service and interest cost components	$4,539	$(3,596)
Effect on postretirement benefit obligation	$42,079	$(34,531)

We are currently recovering other postretirement benefits costs through our regulated rates under accrual accounting as prescribed by accounting principles generally accepted in the United States in substantially all of our service areas. Other postretirement benefits costs have been specifically addressed in rate orders in each jurisdiction served by our Kentucky/Mid-States, West Texas, Mid-Tex and Mississippi Divisions as well as our Kansas jurisdiction and Atmos Pipeline – Texas or have been included in a rate case and not disallowed. Management believes that this accounting method is appropriate and will continue to seek rate recovery of accrual-based expenses in its ratemaking jurisdictions that have not yet approved the recovery of these expenses.
The following tables set forth by level, within the fair value hierarchy, the Retiree Medical Plan’s assets at fair value as of September 30, 2016 and 2015. The methods used to determine fair value for the assets held by the Retiree Medical Plan are fully described in Note 2.

	Assets at Fair Value as of September 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Investments:
Money market funds	$—	$4,470	$—	$4,470
Registered investment companies	154,507	—	—	154,507
Total investments at fair value	$154,507	$4,470	$—	$158,977

	Assets at Fair Value as of September 30, 2015
	Level 1	Level 2	Level 3	Total
	(In thousands)
Investments:
Money market funds	$—	$3,486	$—	$3,486
Registered investment companies	134,523	—	—	134,523
Total investments at fair value	$134,523	$3,486	$—	$138,009

Estimated Future Benefit Payments
The following benefit payments paid by us, retirees and prescription drug subsidy payments for our postretirement benefit plans, which reflect expected future service, as appropriate, are expected to be paid in the following fiscal years. Company payments for fiscal 2016 include contributions to our postretirement plan trusts.

	Company Payments	Retiree Payments	Subsidy Payments	Total Postretirement Benefits
	(In thousands)
2017	$15,806	$3,679	$—	$19,485
2018	11,602	3,992	—	15,594
2019	12,165	4,036	—	16,201
2020	13,246	4,756	—	18,002
2021	14,210	5,420	—	19,630
2022-2026	84,642	36,837	—	121,479

Defined Contribution Plan
The Atmos Energy Corporation Retirement Savings Plan and Trust (the Retirement Savings Plan) covers substantially all employees and is subject to the provisions of Section 401(k) of the Internal Revenue Code. Effective January 1, 2007, employees automatically become participants of the Retirement Savings Plan on the date of employment. Participants may elect a salary reduction up to a maximum of 65 percent of eligible compensation, as defined by the Plan, not to exceed the maximum allowed by the Internal Revenue Service. New participants are automatically enrolled in the Plan at a salary reduction amount of four percent of eligible compensation, from which they may opt out. We match 100 percent of a participant’s contributions, limited to four percent of the participant’s salary, in our common stock. However, participants have the option to immediately transfer this matching contribution into other funds held within the plan. Participants are eligible to receive matching contributions after completing one year of service. Participants are also permitted to take out loans against their accounts subject to certain restrictions. Employees hired on or after October 1, 2010 participate in the enhanced plan in which participants receive a fixed annual contribution of four percent of eligible earnings to their Retirement Savings Plan account. Participants will continue to be eligible for company matching contributions of up to four percent of their eligible earnings and will be fully vested in the fixed annual contribution after three years of service.
Prior to December 31, 2015, we also maintained the Atmos Energy Holdings, LLC 401(k) Profit-Sharing Plan (the AEH 401(k) Profit-Sharing Plan), which covered substantially all AEH employees. On November 4, 2015, the Atmos Energy Corporation Board of Directors voted to approve the merger of the assets and liabilities of the AEH 401(k) Profit-Sharing Plan with the Retirement Savings Plan, effective January 1, 2016. On December 31, 2015, the AEH 401(k) Profit Sharing Plan was merged into the Retirement Savings Plan and all assets and loans of active and inactive participants were transferred to the Retirement Savings Plan.
Prior to December 31, 2014, we maintained the Atmos Energy Corporation Savings Plan for MVG Union Employees (the Union 401(k) Plan). In June 2014, active collectively bargained employees of Atmos Energy’s Mississippi Division voted to decertify the Union. As a result, effective July 19, 2014, active participants of the Union 401(k) Plan were eligible to participate in the Retirement Savings Plan. Effective January 1, 2015, all remaining participants became participants in the Retirement Savings Plan and the Union 401(k) Plan was terminated.
Matching contributions to the Retirement Savings Plan (and prior to December 31, 2015, the AEH 401(k) Profit-Sharing Plan, and prior to December 31, 2014, the Union 401(k) Plan) are expensed as incurred and amounted to $12.6 million, $11.5 million and $10.9 million for fiscal years 2016, 2015 and 2014. The Board of Directors may also approve discretionary contributions, subject to the provisions of the Internal Revenue Code and applicable Treasury regulations. No discretionary contributions were made for fiscal years 2016, 2015 or 2014. At September 30, 2016 and 2015, the Retirement Savings Plan held 4.2 percent and 4.3 percent of our outstanding common stock. Discretionary contributions to the AEH 401(k) Profit-Sharing Plan were expensed as incurred and amounted to $0.3 million, $1.1 million and $1.4 million for fiscal years 2016, 2015 and 2014.